SCHEDULE I	12 Months Ended
Dec. 31, 2014
SCHEDULE 1 [Abstract]
SCHEDULE 1

ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE 1

CHINA SUNERGY CO., LTD.

Financial information for parent company

BALANCE SHEET

(In U.S. dollars, except for share data)

	December 31,
	2013	2014
	$	$
ASSETS
Current assets:
Cash	401,680	115,557
Amount due from subsidiaries	79,100,696	79,521,658
Other receivables	221,884	68,235

Total current assets	79,724,260	79,705,450
Investments in subsidiaries	(123,416,770)	(179,395,255)
Property, Plant and Equipment, net	3,511	2,698

Total assets	(43,688,999)	(99,687,107)

Liabilities and equity:

Liabilities:

Other liabilities	42,799	302,809

Total current liabilities	42,799	302,809

Total liabilities	42,799	302,809

Equity (deficit):

Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2013 and 2014)	24,070	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(265,196,150)	(321,691,379)
Accumulated other comprehensive income	36,070,581	36,307,692

Total (deficit)	(43,731,798)	(99,989,916)

TOTAL LIABILITIES AND (DEFICIT)	(43,688,999)	(99,687,107)

CHINA SUNERGY CO., LTD.

STATEMENT OF OPERATIONS

(In U.S. dollars)

	Year ended December 31,
	2012	2013	2014
	$	$	$

General and administrative expenses	(1,982,550)	(1,367,729)	(1,659,482)

Total operating expenses	(1,982,550)	(1,367,729)	(1,659,482)

Loss from operations	(1,982,550)	(1,367,729)	(1,659,482)

Interest expense	(1,426,848)	(67,583)	(8,743)
Interest income	929,636	1,568,461	1,272,607
Equity in losses of subsidiaries	(141,703,447)	(50,695,469)	(56,215,596)
Other income (expense), net	10,602,545	(46,761)	115,985

Net loss	(133,580,664)	(50,609,081)	(56,495,229)

CHINA SUNERGY CO., LTD.

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(In U.S. dollars)

	Years ended December 31,
	2012	2013	2014
	$	$	$

Net loss	(133,580,664)	(50,609,081)	(56,495,229)
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact of nil for 2012, 2013and 2014	824,123	547,193	237,111

Comprehensive loss	(132,756,541)	(50,061,888)	(56,258,118)

CHINA SUNERGY CO., LTD.

STATEMENT OF CASH FLOWS

(In U.S. dollars)

	Year ended December 31,
	2012	2013	2014
	$	$	$

Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	(133,580,664)	(50,609,081)	(56,495,229)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in gains/losses of subsidiaries	141,703,447	50,695,469	56,215,596
Share-based compensation	217	-	-
Gain on repurchase of convertible senior notes	(10,348,750)	-	-
Amortization of convertible senior notes	964,750	15,934	-
Others	(256,363)	-	813

Changes in operating assets and liabilities:
Other receivables	(52,466)	(61,798)	153,649
Other liabilities	(11,832)	(752,627)	260,010
Amounts due from subsidiaries	15,517,779	2,318,743	(420,962)

Net cash provided by (used in) operating activities	13,936,118	1,606,640	(286,123)

Investing activity:
Purchase of PPE	-	(3,511)	-

Net cash (used in) investing activity	-	(3,511)	-

Financing activities:
Payment of convertible senior notes repurchase	(15,651,250)	(1,500,000)	-

Net cash used in financial activities	(15,651,250)	(1,500,000)	-

Net increase (decrease) in cash and cash equivalents	(1,715,132)	103,129	(286,123)
Cash and cash equivalents at the beginning of the year	2,013,683	298,551	401,680

Cash and cash equivalents at the end of the year	298,551	401,680	115,557

Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with Share Lending Agreement	443,100	-	-

Notes to Schedule 1

1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)	The condensed financial information of China Sunergy Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3)	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4)	As of December 31, 2014, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.